Subsequent Events - Narrative (Details) (USD $)	0 Months Ended		3 Months Ended				0 Months Ended	3 Months Ended		0 Months Ended				0 Months Ended	3 Months Ended		0 Months Ended			0 Months Ended	3 Months Ended		0 Months Ended		3 Months Ended		0 Months Ended
	Jan. 31, 2014	Jan. 15, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014 Subsequent Event	Mar. 31, 2014 Revolving Credit Facility	Jan. 31, 2014 Revolving Credit Facility	Jan. 31, 2014 Revolving Credit Facility Subsequent Event	Feb. 18, 2014 Revolving Credit Facility Subsequent Event	Jan. 31, 2014 Letter of Credit	Jan. 31, 2014 Letter of Credit Subsequent Event	Jan. 31, 2014 Secured Debt Term Loan, due 2021	Mar. 31, 2014 Secured Debt Term Loan, due 2021	Dec. 31, 2013 Secured Debt Term Loan, due 2021	Jan. 31, 2014 Secured Debt Term Loan, due 2021 Subsequent Event	Mar. 31, 2014 Senior Notes	Dec. 31, 2013 Senior Notes	Jan. 31, 2014 Senior Notes 5.250% senior unsecured notes, due 2022	Mar. 31, 2014 Senior Notes 5.250% senior unsecured notes, due 2022	Dec. 31, 2013 Senior Notes 5.250% senior unsecured notes, due 2022	Jan. 31, 2014 Senior Notes 5.250% senior unsecured notes, due 2022 Subsequent Event	Jan. 31, 2014 Senior Notes 5.625% senior unsecured notes, due 2024	Mar. 31, 2014 Senior Notes 5.625% senior unsecured notes, due 2024	Dec. 31, 2013 Senior Notes 5.625% senior unsecured notes, due 2024	Jan. 31, 2014 Senior Notes 5.625% senior unsecured notes, due 2024 Subsequent Event	Apr. 02, 2014 Common Stock Subsequent Event	Jan. 31, 2014 July 31, 2014 Secured Debt Term Loan, due 2021 Subsequent Event
Subsequent Event [Line Items]
Proceeds from Debt, Net of Issuance Costs							$ 1,570,000,000
Debt face amount														800,000,000			800,000,000			400,000,000			400,000,000	400,000,000			400,000,000
Stated interest rate															2.25%		2.25%			5.25%			5.25%	5.625%			5.625%
Maturity date														Jan. 31, 2021						Jan. 31, 2022			Jan. 31, 2022	Jan. 31, 2024			Jan. 31, 2024
Long-term debt			1,598,000,000		0	0	1,598,000,000	0			0				798,000,000	0	798,000,000	800,000,000	0		400,000,000	0	400,000,000		400,000,000	0	400,000,000
Basis spread on variable rate															0.75%		0.75%
Maximum consolidated net secured leverage ratio								3.5		3.5
Maximum consolidated net secured coverage ratio, REIT election								4.0		4.0
Allowable early redemption percentage for senior notes																					35.00%		35.00%		35.00%		35.00%
Maximum borrowing capacity									425,000,000	425,000,000		80,000,000	80,000,000
Adjustment to term loan reference rate to arrive at effective rate															plus the greater of the London Interbank Offered Rate (“LIBOR”) or 0.75%		2.25% plus the greater of the London Interbank Offered Rate (“LIBOR”) or 0.75%.
Interest rate at period end															3.00%		3.00%
Cash adjustment to debt compliance calculation								150,000,000		150,000,000
Covenant description			The Credit Agreement requires, in connection with the incurrence of certain indebtedness, that we maintain a Consolidated Total Leverage Ratio, which is the ratio of our consolidated total debt to our Consolidated EBITDA for the trailing four consecutive quarters, of no greater than 6.0 to 1.0.					The Credit Agreement contains certain customary affirmative and negative covenants. The terms of the Revolving Credit Facility require that we maintain a Maximum Consolidated Net Secured Leverage Ratio of no greater than 3.5 to 1.0. If we elect to be taxed as a REIT, the Maximum Consolidated Net Secured Leverage Ratio will increase to 4.0 to 1.0.		The terms of the Revolving Credit Facility require the Company to maintain a maximum consolidated net secured leverage ratio of 3.50 to 1.00, which will be increased to 4.00 to 1.00 if the Company elects to be taxed as a REIT.
Prepayment Fee on Term Loan Refinanced or Repriced Prior to July 31, 2014, Percentage of Term Loan Prepaid																													1.00%
Distribution of net debt proceeds to CBS			1,523,800,000	0			1,520,000,000
Net proceeds retained from incurrence of debt	$ 50,000,000						$ 50,000,000
Stock issued During Period, New Issues		100																										23,000,000